Property, Plants and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of property, plant and equipment [Abstract]
Depreciation expenses	$ 20,468	$ 16,513	$ 12,071